Variable Interest Entities	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Variable Interest Entities
Variable Interest Entities
MACS entered into agreements with entities controlled by the Uphoff Unitholders (members of MACS Holdings, LLC, owner of MACS prior to the acquisition by ETP) to lease the property, buildings and improvements of 37 sites that are now operated by the Partnership. Under the terms of the agreement, the Partnership had the right to purchase the underlying assets of 33 of these leases. Because of the variable interest purchase option as well as the terms of the leases, the Partnership was determined to be the primary beneficiary of these VIEs, and therefore we consolidated these entities prior to exercising our right to purchase.
On December 23, 2015 we completed the acquisition of underlying assets at the 33 locations subject to rights of purchase for $54 million, including payment of associated mortgage debt of $44 million. This transaction terminated separate consolidation of the VIEs, with the purchased assets continuing to be included in our consolidated financial statements.